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                                                       Deutsche Asset Management


Emerging Markets Debt Fund--Institutional Class

Supplement dated March 8, 2002 to Prospectus dated February 28, 2002.

The following supplements the 'Portfolio Managers' section in the Fund's prospectus:

Portfolio Manager

The following portfolio manager is responsible for the day-to-day management of the Fund's investments:

Brett Diment, Managing Director, Fixed Income, Deutsche Asset Management.

o  Joined the investment advisor in 1991.
o Analyst for Continental European markets and managers global fixed income, balanced and cash-based portfolios for international clients.
o  12 years of investment industry experience.
o  B.Sc. from the London School of Economics.


               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP356 (03/02)
CUSIP: 61735K869




                                                         A Member of the
                                                         Deutsche Bank Group [/]